Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

8. Stock-based Compensation

2015 Equity Incentive Plan

The Company has 14,000,000 shares of Common Stock authorized and reserved for issuance under our 2015 Equity Incentive Plan for option awards. This reserve may be increased by the Board each year by up to the number of shares of stock equal to 5% of the number of shares of stock issued and outstanding on the immediately preceding December 31. Appropriate adjustments will be made in the number of authorized shares and other numerical limits in our 2015 Equity Incentive Plan and in outstanding awards to prevent dilution or enlargement of participants’ rights in the event of a stock split or other change in our capital structure. Shares subject to awards granted under our 2015 Equity Incentive Plan which expire, are repurchased or are cancelled or forfeited will again become available for issuance under our 2015 Equity Incentive Plan. The shares available will not be reduced by awards settled in cash. Shares withheld to satisfy tax withholding obligations will not again become available for grant. The gross number of shares issued upon the exercise of stock appreciation rights or options exercised by means of a net exercise or by tender of previously owned shares will be deducted from the shares available under our 2015 Equity Incentive Plan.

Awards may be granted under our 2015 Equity Incentive Plan to our employees, including officers, director or consultants, and our present or future affiliated entities. While we may grant incentive stock options only to employees, we may grant non-statutory stock options, stock appreciation rights, restricted stock purchase rights or bonuses, restricted stock units, performance shares, performance units and cash-based awards or other stock based awards to any eligible participant.

The 2015 Equity Incentive Plan will be administered by our compensation committee. Subject to the provisions of our 2015 Equity Incentive Plan, the compensation committee determines, in its discretion, the persons to whom, and the times at which, awards are granted, as well as the size, terms and conditions of each award. All awards are evidenced by a written agreement between us and the holder of the award. The compensation committee has the authority to construe and interpret the terms of our 2015 Equity Incentive Plan and awards granted under our 2015 Equity Incentive Plan.

During the six months ended June 30, 2017 and 2016, the Company had stock-based compensation expenses of $1,038,239 and $1,939,157, respectively, related to issuances to the Company’s employees and directors, included in our reported net loss. During the six months ended June 30, 2017 and 2016, the Company had stock-based compensation expenses of $(2,444,369) and $2,874,147, respectively, related to issuances to consultants.

A summary of stock option activity for the six months ended June 30, 2017, is presented below:

	Number	Weighted
	of Shares	Average	Weighted
	Remaining	Exercise	Average	Aggregate
Subject to Exercise	Options	Price	Life (Years)	Value
Outstanding as of January 1, 2016	6,294,226	$1.59	10.00	-
Granted – 2016	6,361,841	1.66	9.95	-
Forfeited – 2016	-	-	-	-
Exercised – 2016	-	-	-	-
Outstanding as of January 1, 2017	12,656,067	$1.62	9.21	-
Granted – 2017	80,341	2.05	10.00	-
Forfeited – 2017	(4,145,391)	1.60	8.54	-
Exercised – 2017	-	-	-	-
Outstanding as of June 30, 2017	8,591,017	$1.64	8.07	-

Date Issued	Exercise Price	Number of Shares	Expiration date
September 2014	$1.59	583,059	December 27, 2025
November 2014	$1.59	174,918	December 27, 2025
August 2015	$1.59	3,121,787	December 27, 2025
September 2015	$1.59	300,000	December 27, 2025
November 2015	$1.59	1,224,640	December 27, 2025
December 2015	$1.59	889,822	December 27, 2025
January 2016	$1.59	1,275,786	January 9, 2026
March 2016	$2.05	54,000	February 24, 2021
May 2016	$2.05	807,434	May 26, 2026
June 2016	$2.05	99,315	May 31, 2026
January 2017	$2.05	60,256	January 1, 2027

Total options at June 30, 2017		8,591,017

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (i.e., the difference between our closing stock price on the respective date and the exercise price, times the number of shares) that would have been received by the option holders had all option holders exercised their options. There have not been any options exercised during either the six months ended June 30, 2017 and 2016. There were 4,125,306 options cancelled in conjunction with the termination of the Founders Professional Services Agreement (Note 10). There were 20,085 options forfeited upon the resignation of one of our directors. Our policy is to account for forfeitures when they occur; therefore these forfeitures are recorded as a reversal to expense. Forfeiture reversals for the six months ended June 30, 2017 and 2016 were $3,650,419 and $-0-, respectively.

There were 80,341 and 6,361,841 options issued during the six months ended June 30, 2017 and 2016, respectively. Vesting of options differs based on the terms of each option. The Company has valued the options at their date of grant utilizing the Black-Scholes option pricing model. As of the issuance of these consolidated financial statements, there was not an active public market for the Company’s shares. Accordingly, the fair value of the underlying options was determined based on the historical volatility data of similar companies, considering the industry, products and market capitalization of such other entities. The risk-free interest rate used in the calculations is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the options as calculated using the simplified method. The expected life of the options used was based on the contractual life of the option granted. Stock-based compensation is a non-cash expense because we settle these obligations by issuing shares of our common stock from our authorized shares instead of settling such obligations with cash payments.

The Company utilized the Black-Scholes option pricing model. The assumptions used for the six months ended June 30, 2017 are as follows:

June 30, 2017
Risk free interest rate	1.99%-2.306%
Expected life (in years)	5.5-9.0
Expected Volatility	135.94%-150.09%
Expected dividend yield	0%

A summary of the changes in the Company’s non-vested options during the three months ended June 30, 2017, is as follows:

	Number of Non-vested Options	Weighted Average Fair Value at Grant Date	Intrinsic Value
Non-vested at January 1, 2016	5,156,710	$1.29	-
Granted in 2016	6,361,841	$1.93	-
Vested in year ended December 31, 2016	(1,913,491)	$1.31	-
Non-vested at January 1, 2017	9,605,060	$1.74	-
Granted in 2017	80,341	$1.87	-
Forfeited – 2017	(4,145,391)	$1.95	-
Vested in 2017	(1,395,186)	$1.95	-
Non-vested at June 30, 2017	4,144,824	$1.47	-
Exercisable at June 30, 2017	4,446,193	$1.45	-
Outstanding at June 30, 2017	8,591,017	$1.46	-

As of June 30, 2017, total unrecognized compensation cost related to unvested stock options was $2,452,869. The cost is expected to be recognized over a weighted average period of 0.77 years.

2017	2018	2019
$1,190,434	$915,495	$346,940

8. Stock-based Compensation

2015 Equity Incentive Plan

The Company has 14,000,000 shares of Common Stock authorized and reserved for issuance under our 2015 Equity Incentive Plan for option awards. The Board may increase this reserve each year by up to the number of shares of stock equal to 5% of the number of shares of stock issued and outstanding on the immediately preceding December 31. Appropriate adjustments will be made in the number of authorized shares and other numerical limits in our 2015 Equity Incentive Plan and in outstanding awards to prevent dilution or enlargement of participants’ rights in the event of a stock split or other change in our capital structure. Shares subject to awards granted under our 2015 Equity Incentive Plan, which expire, are repurchased or are cancelled or forfeited will again become available for issuance under our 2015 Equity Incentive Plan. The shares available will not be reduced by awards settled in cash. Shares withheld to satisfy tax withholding obligations will not again become available for grant. The gross number of shares issued upon the exercise of stock appreciation rights or options exercised by means of a net exercise or by tender of previously owned shares would be deducted from the shares available under our 2015 Equity Incentive Plan.

Awards may be granted under our 2015 Equity Incentive Plan to our employees, including officers, director or consultants, and our present or future affiliated entities. While we may grant incentive stock options only to employees, we may grant non-statutory stock options, stock appreciation rights, restricted stock purchase rights or bonuses, restricted stock units, performance shares, performance units and cash-based awards or other stock based awards to any eligible participant.

Our compensation committee administers the 2015 Equity Incentive Plan. Subject to the provisions of our 2015 Equity Incentive Plan, the compensation committee determines, in its discretion, the persons to whom, and the times at which, awards are granted, as well as the size, terms and conditions of each award. All awards are evidenced by a written agreement between us and the holder of the award. The compensation committee has the authority to construe and interpret the terms of our 2015 Equity Incentive Plan and awards granted under our 2015 Equity Incentive Plan.

During the years ended December 31, 2016 and 2015, the Company had stock-based compensation expenses of $3,460,078 and $3,700,431, respectively, related to issuances to the Company’s employees and directors, included in our reported net loss. Stock-based compensation for the years ended December 31, 2016 and 2015 related to the issuance of stock options was $3,460,078 and $3,291,434, respectively. Stock-based compensation for the years ended December 31, 2016 and 2015 related to the issuance of shares was $-0- and $408,997, respectively. During the years ended December 31, 2016 and 2015, the Company had stock-based compensation expenses of $6,085,950 and $-0-, respectively, related to issuances to consultants.

A summary of stock option activity for the year ended December 31, 2016, is presented below:

	Number	Weighted
	of Shares	Average	Weighted
	Remaining	Exercise	Average	Aggregate
Subject to Exercise	Options	Price	Life (Years)	Value
Outstanding as of January 1, 2015	757,977	$1.59	10.00	-
Granted – 2015	5,536,249	1.59	10.00	-
Forfeited – 2015	-	-	-	-
Exercised – 2015	-	-	-	-
Outstanding as of January 1, 2016	6,294,226	$1.59	10.00	-
Granted – 2016	6,361,841	1.66	9.95	-
Forfeited – 2016	-	-	-	-
Exercised – 2016	-	-	-	-
Outstanding as of December 31, 2016	12,656,067	$1.62	8.71	-

Date Issued	Exercise Price	Number of Shares	Expiration date
September 2014	$1.59	583,059	December 27, 2025
November 2014	$1.59	174,918	December 27, 2025
August 2015	$1.59	3,121,787	December 27, 2025
September 2015	$1.59	300,000	December 27, 2025
November 2015	$1.59	1,224,640	December 27, 2025
December 2015	$1.59	889,822	December 27, 2025
January 2016	$1.59	5,401,092	January 9, 2026
March 2016	$2.05	54,000	February 24, 2021
May 2016	$2.05	807,434	May 26, 2026
June 2016	$2.05	99,315	May 31, 2026

Total options at December 31, 2016		12,656,067

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (i.e., the difference between our closing stock price on the respective date and the exercise price, times the number of shares) that would have been received by the option holders had all option holders exercised their options. There have not been any options exercised during either the years ended December 31, 2016 and 2015.

There were 6,361,841 and 5,536,249 options issued during the years ended December 31, 2016 and 2015, respectively. Vesting of options differs based on the terms of each option. The Company has valued the options at their date of grant utilizing the Black-Scholes option pricing model. As of the issuance of these consolidated financial statements, there was not an active public market for the Company’s shares. Accordingly, the fair value of the underlying options was determined based on the historical volatility data of similar companies, considering the industry, products and market capitalization of such other entities. The risk-free interest rate used in the calculations is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the options as calculated using the simplified method. The expected life of the options used was based on the contractual life of the option granted. Stock-based compensation is a non-cash expense because we settle these obligations by issuing shares of our common stock from our authorized shares instead of settling such obligations with cash payments.

There were 322,860 shares issued during the year ended December 31, 2015 per our director’s compensation agreement.

The Company utilized the Black-Scholes option pricing model. The assumptions used for the year ended December 31, 2016 are as follows:

December 31, 2016
Risk free interest rate	1.38% - 1.44%
Expected life (in years)	5.6-10.0
Expected Volatility	121.17%-123.88%
Expected dividend yield	0%

A summary of the changes in the Company’s non-vested options during the years ended December 31, 2016 and 2015, is as follows:

	Number of Non-vested Options	Weighted Average Fair Value at Grant Date	Intrinsic Value
Non-vested at January 1, 2015	501,469	$0.73	-
Granted in 2015	5,536,249	$1.29	-
Vested in year ended December 31, 2015	(881,008)	$0.73	-
Non-vested at January 1, 2016	5,156,710	$1.29	-
Granted in 2016	6,361,841	$1.93	-
Vested in 2016	(1,913,491)	$1.31	-
Non-vested at December 31, 2016	9,605,060	$1.74	-
Exercisable at December 31, 2016	3,051,007	$1.22	-
Outstanding at December 31, 2016	12,656,067	$1.62	-

As of December 31, 2016, total unrecognized compensation cost related to unvested stock options was $9,050,116. The cost is expected to be recognized over a weighted average period of 1.77 years.

2017	2018	2019	2020	2021
$4,660,365	$2,858,434	$1,313,163	$213,937	$4,217